Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Basic Materials — 2.4%
59,400	Alcoa Corp.*	2,188,296
52,457	Celanese Corp. Class A	7,952,481
181,823	DuPont de Nemours, Inc.	14,074,918
17,400	Eastman Chemical Co.	2,031,450
96,700	Huntsman Corp.	2,564,484
49,403	LyondellBasell Industries NV Class A	5,082,087
83,200	Newmont Corp.	5,273,216

		39,166,932

	Communications — 21.8%
35,478	Airbnb, Inc. Class A*	5,433,101
9,019	Alphabet, Inc. Class A*	22,022,504
16,179	Alphabet, Inc. Class C*	40,549,751
44,842	Altice USA, Inc. Class A*	1,530,906
14,097	Amazon.com, Inc.*	48,495,936
7,830	Arista Networks, Inc.*	2,836,887
244,400	AT&T, Inc.	7,033,832
8,100	Charter Communications, Inc. Class A*	5,843,745
202,100	Cisco Systems, Inc.	10,711,300
179,694	Comcast Corp. Class A	10,246,152
31,621	Discovery, Inc. Class A*	970,132
92,173	eBay, Inc.	6,471,466
154,711	Facebook, Inc. Class A*	53,794,562
142,500	Juniper Networks, Inc.	3,897,375
247,868	Liberty Global Plc Class C*	6,702,351
377,216	Lumen Technologies, Inc.	5,126,365
82,005	Match Group, Inc.*	13,223,306
1,925	MercadoLibre, Inc.*	2,998,746
51,400	Motorola Solutions, Inc.	11,146,090
39,890	Netflix, Inc.*	21,070,297
31,577	Omnicom Group, Inc.	2,525,844
12,867	Shopify, Inc. Class A*	18,798,430
112,045	Snap, Inc. Class A*	7,634,746
16,885	Spotify Technology SA*	4,653,337
39,300	T-Mobile US, Inc.*	5,691,819
43,960	Trade Desk, Inc. (The) Class A*	3,400,746
171,941	Uber Technologies, Inc.*	8,617,683
165,800	Verizon Communications, Inc.	9,289,774
56,141	Walt Disney Co. (The)*	9,867,904

		350,585,087

	Consumer, Cyclical — 9.5%
3,093	Advance Auto Parts, Inc.	634,498
1,190	AutoZone, Inc.*	1,775,742
13,901	Carvana Co. Class A* (a)	4,195,600
2,873	Chipotle Mexican Grill, Inc. Class A*	4,454,127
11,622	Costco Wholesale Corp.	4,598,477
24,393	Cummins, Inc.	5,947,257

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
50,404	Dollar General Corp.	10,906,922
94,100	Dollar Tree, Inc.*	9,362,950
15,800	DR Horton, Inc.	1,427,846
105,103	General Motors Co.*	6,218,944
75,775	Kering SA, ADR	6,642,133
64,716	Lowe’s Cos., Inc.	12,552,962
16,653	Lululemon Athletica, Inc.*	6,077,845
51,424	LVMH Moet Hennessy Louis Vuitton SE, ADR	8,114,707
20,130	Magna International, Inc.	1,864,843
17,961	Marriott International, Inc. Class A*	2,452,036
99,975	NIKE, Inc. Class B	15,445,138
3,950	O’Reilly Automotive, Inc.*	2,236,529
91,272	PulteGroup, Inc.	4,980,713
106,002	Starbucks Corp.	11,852,084
31,631	Tesla, Inc.*	21,499,591
24,500	Thor Industries, Inc.	2,768,500
39,013	TJX Cos., Inc. (The)	2,630,256
4,710	Ulta Beauty, Inc.*	1,628,577
14,662	Walgreens Boots Alliance, Inc.	771,368
4,295	Williams-Sonoma, Inc.	685,697

		151,725,342

	Consumer, Non-cyclical — 19.7%
157,606	Abbott Laboratories	18,271,264
16,500	AbbVie, Inc.	1,858,560
169,405	Adyen NV, ADR*	8,324,562
11,272	Align Technology, Inc.*	6,887,192
159,581	Altria Group, Inc.	7,608,822
9,207	Amgen, Inc.	2,244,206
167,700	Archer-Daniels-Midland Co.	10,162,620
31,500	AstraZeneca Plc, ADR(a)	1,886,850
8,532	Biogen, Inc.*	2,954,376
61,831	Bristol-Myers Squibb Co.	4,131,547
165,600	Cardinal Health, Inc.	9,454,104
44,900	Cigna Corp.	10,644,443
310,149	Conagra Brands, Inc.	11,283,221
72,473	CORTEVA, Inc.	3,214,178
194,630	CVS Health Corp.	16,239,927
11,945	Danaher Corp.	3,205,560
5,470	DexCom, Inc.*	2,335,690
17,243	Eli Lilly & Co.	3,957,613
22,205	Estee Lauder Cos., Inc. (The) Class A	7,062,966
36,423	Gartner, Inc.*	8,821,651
3,707	Gilead Sciences, Inc.	255,264
69,500	GlaxoSmithKline Plc, ADR(a)	2,767,490
11,226	Guardant Health, Inc.*	1,394,157
24,200	Haemonetics Corp.*	1,612,688
8,518	Humana, Inc.	3,771,089
19,429	Illumina, Inc.*	9,193,997

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
40,300	Ingredion, Inc.	3,647,150
6,294	Intra-Cellular Therapies, Inc.*	256,921
11,459	Intuitive Surgical, Inc.*	10,538,155
13,600	Jazz Pharmaceuticals Plc*	2,415,904
29,527	JM Smucker Co. (The)	3,825,813
82,800	Johnson & Johnson	13,640,472
6,554	Kellogg Co.	421,619
3,843	Kimberly-Clark Corp.	514,117
254,761	Kroger Co. (The)	9,759,894
43,549	McKesson Corp.	8,328,311
12,900	Medtronic Plc	1,601,277
134,900	Merck & Co., Inc.	10,491,173
12,974	Molina Healthcare, Inc.*	3,283,200
38,200	Molson Coors Beverage Co. Class B*	2,050,958
80,199	PayPal Holdings, Inc.*	23,376,405
48,100	Pfizer, Inc.	1,883,596
27,567	Philip Morris International, Inc.	2,732,165
5,542	S&P Global, Inc.	2,274,714
30,959	Square, Inc. Class A*	7,547,804
43,000	TreeHouse Foods, Inc.*	1,914,360
56,520	Tyson Foods, Inc. Class A	4,168,915
27,754	UnitedHealth Group, Inc.	11,113,812
831,717	Viatris, Inc.	11,885,236
12,000	Zimmer Biomet Holdings, Inc.	1,929,840
88,045	Zoetis, Inc.	16,408,066

		315,553,914

	Energy — 2.2%
113,428	BP Plc, ADR	2,996,768
107,900	Canadian Natural Resources, Ltd.	3,914,612
41,070	Chevron Corp.	4,301,672
254,767	ConocoPhillips	15,515,310
200,720	Kinder Morgan, Inc.	3,659,126
4,706	Valero Energy Corp.	367,444
194,359	Williams Cos., Inc. (The)	5,160,231

		35,915,163

	Financial — 15.2%
44,200	AerCap Holdings NV*	2,263,482
35,174	Allstate Corp. (The)	4,588,097
214,400	American International Group, Inc.	10,205,440
32,902	Ameriprise Financial, Inc.	8,188,650
607,233	Annaly Capital Management, Inc. REIT	5,392,229
683,371	Banco Santander SA, ADR* (a)	2,671,981
132,624	Bank of America Corp.	5,468,088
15,300	Berkshire Hathaway, Inc. Class B*	4,252,176
12,993	Boston Properties, Inc. REIT	1,488,868
155,531	Citigroup, Inc.	11,003,818
71,470	Citizens Financial Group, Inc.	3,278,329

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
35,900	Comerica, Inc.	2,561,106
89,923	Discover Financial Services	10,636,992
63,526	Equitable Holdings, Inc.	1,934,367
73,200	Equity Commonwealth REIT	1,917,840
137,100	Equity Residential REIT	10,556,700
29,630	Essent Group, Ltd.	1,331,869
23,329	Essex Property Trust, Inc. REIT	6,998,933
85,090	Fifth Third Bancorp	3,252,991
39,565	JPMorgan Chase & Co.	6,153,940
38,060	KKR & Co., Inc.	2,254,674
64,212	Mastercard, Inc. Class A	23,443,159
240,726	MetLife, Inc.	14,407,451
52,516	Morgan Stanley	4,815,192
184,500	New York Community Bancorp, Inc.	2,033,190
10,482	PNC Financial Services Group, Inc. (The)	1,999,546
37,300	Popular, Inc.	2,799,365
10,726	Progressive Corp. (The)	1,053,400
16,717	Prudential Financial, Inc.	1,712,991
6,677	Regions Financial Corp.	134,742
26,100	Ryman Hospitality Properties, Inc. REIT*	2,060,856
33,328	Simon Property Group, Inc. REIT	4,348,637
138,030	SLM Corp.	2,890,348
11,304	State Street Corp.	930,093
188,623	Synchrony Financial	9,151,988
188,300	Truist Financial Corp.	10,450,650
348,970	Two Harbors Investment Corp. REIT(a)	2,638,213
189,665	US Bancorp	10,805,215
37,784	Ventas, Inc. REIT	2,157,466
116,181	Visa, Inc. Class A	27,165,441
190,100	Wells Fargo & Co.	8,609,629
169,718	Western Union Co. (The)	3,898,423

		243,906,565

	Industrial — 5.4%
457,847	Amcor Plc	5,246,927
36,157	Caterpillar, Inc.	7,868,848
21,700	Crown Holdings, Inc.	2,217,957
17,841	Dover Corp.	2,686,855
11,941	Eaton Corp. Plc	1,769,417
7,500	FedEx Corp.	2,237,475
43,599	Honeywell International, Inc.	9,563,441
89,707	Johnson Controls International Plc	6,156,591
17,701	Keysight Technologies, Inc.*	2,733,211
30,984	L3Harris Technologies, Inc.	6,697,192
66,413	Masco Corp.	3,912,390
32,154	Northrop Grumman Corp.	11,685,728
122,589	Raytheon Technologies Corp.	10,458,067
35,100	Textron, Inc.	2,413,827
11,404	Union Pacific Corp.	2,508,082

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
85,400	Vontier Corp.	2,782,332
14,712	Waters Corp.*	5,084,614

		86,022,954

	Technology — 18.9%
56,504	Accenture Plc Class A	16,656,814
67,259	Adobe, Inc.*	39,389,561
138,754	Apple, Inc.	19,003,748
20,803	Atlassian Corp. Plc Class A*	5,343,459
41,242	Autodesk, Inc.*	12,038,540
22,400	Broadcom, Inc.	10,681,216
7,513	Citrix Systems, Inc.	881,049
152,255	Cognizant Technology Solutions Corp. Class A	10,545,181
23,653	Crowdstrike Holdings, Inc. Class A*	5,944,235
14,838	DocuSign, Inc. Class A*	4,148,260
52,800	DXC Technology Co.*	2,056,032
68,752	Fidelity National Information Services, Inc.	9,740,096
19,979	HP, Inc.	603,166
29,330	Intel Corp.	1,646,586
3,566	Jack Henry & Associates, Inc.	583,077
27,740	Marvell Technology, Inc.	1,618,074
59,520	Micron Technology, Inc.*	5,058,010
177,924	Microsoft Corp.	48,199,612
10,304	MSCI, Inc. Class A	5,492,856
18,976	NetApp, Inc.	1,552,616
21,480	NVIDIA Corp.	17,186,148
227,177	Oracle Corp.	17,683,458
27,750	QUALCOMM, Inc.	3,966,307
13,969	RingCentral, Inc. Class A*	4,059,112
22,948	ROBLOX Corp. Class A*	2,064,861
89,822	salesforce.com, Inc.*	21,940,820
61,299	Seagate Technology Holdings Plc	5,390,021
26,525	ServiceNow, Inc.*	14,576,814
11,935	Snowflake, Inc. Class A*	2,885,883
26,186	Twilio, Inc. Class A*	10,321,474
4,170	Zoom Video Communications, Inc. Class A*	1,613,915

		302,871,001

	Utilities — 1.2%
166,000	Edison International	9,598,120
76,000	FirstEnergy Corp.	2,827,960
127,300	NiSource, Inc.	3,118,850
87,200	PPL Corp.	2,438,984
36,900	UGI Corp.	1,708,839

		19,692,753

	TOTAL COMMON STOCKS (COST $1,120,515,329)	1,545,439,711

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.3%

		Mutual Fund - Securities Lending Collateral — 0.3%
4,988,648		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	4,988,648

		TOTAL SHORT-TERM INVESTMENT (COST $4,988,648)	4,988,648

		TOTAL INVESTMENTS — 96.6% (Cost $1,125,503,977)	1,550,428,359

		Other Assets and Liabilities (net) — 3.4%	54,264,804

		NET ASSETS — 100.0%	$1,604,693,163

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of June 30, 2021.

	(c)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
138	S&P 500 E-mini Index	Sep 2021	$29,591,340	$492,645
10	S&P Mid 400 E-mini Index	Sep 2021	2,692,400	(20,386)

				$472,259

Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.3
Futures Contracts	0.0	*
Short-Term Investment	0.3
Other Assets and Liabilities (net)	3.4

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.